FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS
Derivatives
Foreign Currency Exchange Rate Derivatives—At December 31, 2016, the notional value of our outstanding forward contracts to hedge certain foreign exchange-related operating exposures was approximately $139,100. These contracts vary in duration, maturing up to five years from period-end. We designate certain of these hedges as cash flow hedges and accordingly, changes in their fair value are recognized in AOCI until the associated underlying operating exposure impacts our earnings. Forward points, which are deemed to be an ineffective portion of the hedges, are recognized within cost of revenue and are not material.
Interest Rate Derivatives—We continue to utilize a swap arrangement to hedge against interest rate variability associated with $290,375 of our outstanding $300,000 Term Loan. The swap arrangement has been designated as a cash flow hedge as its critical terms matched those of the Term Loan at inception and through December 31, 2016. Accordingly, changes in the fair value of the swap arrangement are included in AOCI until the associated underlying exposure impacts our earnings.
Financial Instruments Disclosures
Fair Value—Financial instruments are required to be categorized within a valuation hierarchy based upon the lowest level of input that is significant to the fair value measurement. The three levels of the valuation hierarchy are as follows:

•	Level 1—Fair value is based upon quoted prices in active markets.

•
Level 2—Fair value is based upon internally-developed models that use, as their basis, readily observable market parameters. Our derivative positions are classified within level 2 of the valuation hierarchy as they are valued using quoted market prices for similar assets and liabilities in active markets. These level 2 derivatives are valued utilizing an income approach, which discounts future cash flow based upon current market expectations and adjusts for credit risk.

•
Level 3—Fair value is based upon internally-developed models that use, as their basis, significant unobservable market parameters. We did not have any level 3 classifications at December 31, 2016 or 2015.

The following table presents the fair value of our foreign currency exchange rate derivatives and interest rate derivatives at December 31, 2016 and 2015, respectively, by valuation hierarchy and balance sheet classification:

	December 31, 2016				December 31, 2015
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Derivative Assets (1)
Other current assets	$—	$1,146	$—	$1,146	$—	$3,344	$—	$3,344
Other non-current assets	—	82	—	82	—	180	—	180
Total assets at fair value	$—	$1,228	$—	$1,228	$—	$3,524	$—	$3,524
Derivative Liabilities
Other current liabilities	$—	$(3,509)	$—	$(3,509)	$—	$(7,568)	$—	$(7,568)
Other non-current liabilities	—	(725)	—	(725)	—	(607)	—	(607)
Total liabilities at fair value	$—	$(4,234)	$—	$(4,234)	$—	$(8,175)	$—	$(8,175)

(1)
We are exposed to credit risk on our hedging instruments associated with potential counterparty non-performance, and the fair value of our derivatives reflects this credit risk. The total level 2 assets at fair value above represent the maximum loss that we would incur on our outstanding hedges if the applicable counterparties failed to perform according to the hedge contracts. To help mitigate counterparty credit risk, we transact only with counterparties that are rated as investment grade or higher and monitor all counterparties on a continuous basis.

The carrying values of our cash and cash equivalents (primarily consisting of bank deposits), accounts receivable and accounts payable approximate their fair values because of the short-term nature of these instruments. At December 31, 2016, the fair values of our Term Loan and Second Term Loan, based upon the current market rates for debt with similar credit risk and maturities, approximated their carrying values as interest is based upon LIBOR plus an applicable floating margin. Our Senior Notes and Second Senior Notes are categorized within level 2 of the valuation hierarchy. Our Senior Notes had a total fair value of approximately $785,700 and $772,600 at December 31, 2016 and 2015, respectively, based on current market rates for debt with similar credit risk and maturities. Our Second Senior Notes had a total fair value of approximately $206,400 and $203,500 at December 31, 2016 and 2015, respectively, based on current market rates for debt with similar credit risk and maturities.
Derivatives Disclosures
Fair Value—The following table presents the total fair value by underlying risk and balance sheet classification for derivatives designated as cash flow hedges and derivatives not designated as cash flow hedges at December 31, 2016 and 2015:

	Other Current and Non-Current Assets		Other Current and Non-Current Liabilities
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Derivatives designated as cash flow hedges
Interest rate	$49	$471	$—	$(192)
Foreign currency	109	944	(536)	(1,858)
Fair value	$158	$1,415	$(536)	$(2,050)
Derivatives not designated as cash flow hedges
Foreign currency	$1,070	$2,109	$(3,698)	$(6,125)
Fair value	$1,070	$2,109	$(3,698)	$(6,125)
Total fair value	$1,228	$3,524	$(4,234)	$(8,175)
Master Netting Arrangements (“MNAs”)—Our derivatives are executed under International Swaps and Derivatives Association MNAs, which generally allow us and our counterparties to net settle, in a single net payable or receivable, obligations due on the same day, in the same currency and for the same type of derivative instrument. We have elected the option to record all derivatives on a gross basis in our Balance Sheet. The following table presents our derivative assets and liabilities at December 31, 2016 on a gross basis and a net settlement basis:

	Gross Amounts Recognized (i)	Gross Amounts Offset on the Balance Sheet (ii)	Net Amounts Presented on the Balance Sheet (iii) = (i) - (ii)	Gross Amounts Not Offset on the Balance Sheet (iv)		Net Amount (v) = (iii) - (iv)
				Financial Instruments	Cash Collateral Received
Derivative Assets
Interest rate	$49	$—	$49	$—	$—	$49
Foreign currency	1,179	—	1,179	(245)	—	934
Total assets	$1,228	$—	$1,228	$(245)	$—	$983
Derivative Liabilities
Interest rate	$—	$—	$—	$—	$—	$—
Foreign currency	(4,234)	—	(4,234)	245	—	(3,989)
Total liabilities	$(4,234)	$—	$(4,234)	$245	$—	$(3,989)

AOCI/Other—The following table presents the total value, by underlying risk, recognized in other comprehensive income (“OCI”) and reclassified from AOCI to interest expense (interest rate derivatives) and cost of revenue (foreign currency derivatives) during 2016 and 2015 for derivatives designated as cash flow hedges:

	Amount of Gain (Loss) on Effective Derivative Portion
	Recognized in OCI		Reclassified from AOCI into Earnings (1)
	Years Ended December 31,
	2016	2015	2016	2015
Derivatives designated as cash flow hedges
Interest rate	$(740)	$(2,520)	$(510)	$(1,769)
Foreign currency	(304)	(1,020)	(835)	(4,117)
Total	$(1,044)	$(3,540)	$(1,345)	$(5,886)

(1)	Net unrealized losses totaling approximately $100 are anticipated to be reclassified from AOCI into earnings during the next 12 months due to settlement of the associated underlying obligations.
The following table presents the total value recognized in cost of revenue for 2016 and 2015 for foreign currency derivatives not designated as cash flow hedges:

	Amount of Gain (Loss) Recognized in Earnings
	Years Ended December 31,
	2016	2015
Derivatives not designated as cash flow hedges
Foreign currency	$(15,287)	$7,225
Total	$(15,287)	$7,225